Capital Stock (Details Narrative) - USD ($)								6 Months Ended
	Dec. 17, 2019	Sep. 02, 2019	Aug. 02, 2019	Jun. 12, 2019	Feb. 14, 2019	Feb. 20, 2018	Feb. 02, 2018	Dec. 31, 2019	Mar. 31, 2020	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 28, 2001	Apr. 26, 2001	Feb. 15, 2000	Sep. 30, 1999
Preferred stock, par value									$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized									5,000,000		5,000,000	5,000,000
Common stock, voting rights								The holders of the Class A Shares and the Class B Shares shall vote as a single class on all matters submitted to a vote of the stockholders, with each Class A Share being entitled to one (1) vote and each Class B Share being entitled to six (6) votes, except as otherwise provided by law. The holders of Class A Shares and Class B Shares are not entitled to cumulative votes in the election of any directors.
Common stock, shares authorized									14,991,000,000		14,991,000,000	14,991,000,000
Common stock, shares outstanding									12,189,293,609		12,189,293,609	12,189,293,609
Unamortized debt discount									$ 784,358		$ 8,890	$ 123,270
Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt principal amount	$ 11,000
Unamortized debt discount	$ 1,000
Debt interest rate	8.00%
Warrants to purchase common stock	560,800
Warrants exercise price	$ 0.024
Warrants term	5 years
Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Note Five [Member]
Debt principal amount	$ 11,000
Unamortized debt discount	$ 1,000
Debt interest rate	8.00%
Warrants to purchase common stock	560,800
Warrants exercise price	$ 0.024
Warrants term	5 years
Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Note Six [Member]
Debt converted into stock, description	The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (March 20, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein ("Conversion Price"). Market Price" means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.
Debt principal amount									11,000
Unamortized debt discount									$ 5,805		$ 0	$ 0
Debt maturity date	Dec. 17, 2020
Debt term	1 year
Series A 8% Convertible Preferred Stock [Member]
Preferred stock, par value																$ 0.01
Preferred stock, shares authorized																3,000
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Series B 8% Convertible Preferred Stock [Member]
Preferred stock, par value																$ 0.01
Preferred stock, shares authorized																3,000
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Series C 5% Convertible Preferred Stock [Member]
Preferred stock, par value															$ 0.01
Preferred stock, shares authorized															1,000
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value														$ 0.01
Preferred stock, shares authorized														800
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Series E 8% Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.01
Preferred stock, shares authorized													250
Preferred stock, shares issued									0		0	0
Preferred stock, shares outstanding									0		0	0
Series K Super Voting Preferred Stock [Member]
Preferred stock, par value										$ 0.01
Preferred stock, shares authorized										3
Preferred stock, shares issued									3		0	0
Preferred stock, shares outstanding									3		0	0
Preferred stock, rank description								All shares of the Series K Super Voting Preferred Stock shall rank (i) senior to the Corporation's (A) Common Stock, par value $0.0001 per share ( "Common Stock" ), and any other class or series of capital stock of the Corporation hereafter created, except as otherwise provided in clauses (ii) and (iii) of this Section 4, (ii) pari passu with any class or series of capital stock of the Corporation hereafter created and specifically ranking, by its terms, on par with the Series K Super Voting Preferred-Stock and (iii) junior to any class or series of capital stock of the Corporation hereafter created specifically ranking, by its terms, senior to the Series K Preferred Stock, in each case as to distribution of assets upon liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary.
Series K Super Voting Preferred Stock [Member] | Wayne Anderson [Member]
Number of shares issued			3
Series L Preferred Stock [Member]
Preferred stock, par value									$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized									500,000	500,000	500,000	500,000
Preferred stock, shares issued									10		0	0
Preferred stock, shares outstanding									10		0	0
Debt converted into stock, description				One (1) share of Series L Preferred stock shall be issued for each Five Thousand Dollar ($5,000) tranche of outstanding liability. As an example: If an officer has accrued wages due to him or her in the amount of $25,000, the officer can elect to accept 5 shares of Series L Preferred stock to satisfy the outstanding obligation of the Company.
Preferred stock conversion to common stock				Each individual share of Series L Preferred Stock shall be convertible into the number of shares of Common Stock equal to: [5000] divided by: [.50 times the lowest closing price of the Company's common stock for the immediate five-day period prior to the receipt of the Notice of Conversion remitted to the Company by the Series L Preferred stockholder]
Series L Preferred Stock [Member] | Officer and Director [Member]
Number of shares issued		10
Class A Common Stock [Member]
Common stock, shares authorized									14,991,000,000		14,991,000,000	14,991,000,000
Common stock, shares issued									12,189,293,609		12,189,293,609	12,189,293,609
Common stock, shares outstanding									12,189,293,609		12,189,293,609	12,189,293,609
Class A Common Stock [Member] | Jody A. DellaDonna [Member]
Number of stock issued for services					500,000,000
Class A Common Stock [Member] | Valvasone Trust [Member]
Number of stock issued for services							500,000,000
Class A Common Stock [Member] | Wayne Anderson [Member]
Number of shares returned						100,000,000
Number of shares issued						200,000,000
Number of stock issued for services							1,000,000,000
Class B Common Stock [Member]
Common stock, shares authorized									4,000,000		4,000,000	4,000,000
Common stock, shares issued									0		0	0
Common stock, shares outstanding									0		0	0